Redeemable Non-controlling Interests (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Class A Preferred Units [Member]	Dec. 31, 2013 Class A Preferred Units [Member]	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 27, 2011 Successor [Member]
Capital Unit [Line Items]
Limited partnership (LP), general partner, interest in net income and gains before depreciation					100.00%
Class A Preferred Units outstanding			648	648
Per share redemption value of Class A Preferred Units	$ 33.15
Redeemable noncontrolling interest	$ 21,467	$ 21,467				$ 21,467	$ 21,467	$ 21,559	$ 21,559
Unit redemptions			$ (100)			$ (1,250)